Capital commitments and contingent liabilities	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Commitments And Contingent Liabilities [Abstract]
Capital commitments and contingent liabilities
27.	Capital commitments and contingent liabilities
There were no capital commitments at December 31, 2020 (2019: nil; 2018: nil).